Loans and Allowance for Loan Losses - Loans Classified as TDRs By Management (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	39	40
Recorded Investment | $	$ 30,479	$ 30,753
Commercial and Industrial
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2	2
Recorded Investment | $	$ 79	$ 103
Construction | 1-4 Family
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Recorded Investment | $	$ 0	$ 0
Construction | Commercial construction
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	4
Recorded Investment | $	$ 5,386	$ 5,440
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	13	13
Recorded Investment | $	$ 14,307	$ 14,388
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	6	6
Recorded Investment | $	$ 5,300	$ 5,339
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	10	10
Recorded Investment | $	$ 4,373	$ 4,396
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	4	5
Recorded Investment | $	$ 1,034	$ 1,087
Installment
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	0	0
Recorded Investment | $	$ 0	$ 0